ACQUISITIONS (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 09, 2013
Accounts receivable	$ 16	$ 166
Leased mineral rights	20,117
Property, Plant and Equipment		9,650
Goodwill		28,007
Accounts payable	(1,007)	(2,076)
Royalties payable	(875)
Derivative liabilities	(4,052)	(7,239)
Asset retirement obligations	(836)	(106)
Total	$ 13,363	$ 28,402